General	9 Months Ended
Sep. 30, 2020
Other Accounts Liabilities [Abstract]
General

NOTE 1 – GENERAL

Cuentas, Inc. (the "Company") together with its subsidiaries, is focused on financial technology ("FINTECH") services, delivering mobile banking, online banking, prepaid debit and digital content services to unbanked, underbanked and underserved communities. The Company derives its revenue from the sales of prepaid and wholesale calling minutes. The Company's exclusivity with CIMA's proprietary software platform enables Cuentas to offer comprehensive financial services and additional robust functionality that is absent from other General-Purpose Reloadable Cards ("GRP"). Additionally, The Company has an agreement with Interactive Communications International, Inc. ("InComm") a leading processor of GPR debit cards, to market and distribute a line of GPR cards targeted towards the Latin American market. The Cuentas Fintech Card stores products purchased in the Virtual Market Place where Tier-1 retailers, gaming currencies, amazon cash, and wireless telecom prepaid minutes "top ups". Additionally, well-known brand name restaurants in the marketplace automatically discount purchases at POS when the customer pays the bill with the Cuentas Card.

On December 31, 2019, the Company entered into a series of integrated transactions to license the Platforms from CIMA, through CIMA's wholly owned subsidiaries Knetik, and Auris (the "Transaction Closing") pursuant to that certain Platform License Agreement, dated December 31, 2019 by and among (i) the Company, (ii) CIMA, (iii) Knetik and (iv) Auris (the "License Agreement") and the various other agreements listed below. Under the License Agreement Cima Group received a 1-time licensing fee in the amount of $9,000 in the form of a convertible note that may be converted, at the option of Cima, into up to 25% of the total shares of Common Stock of the Company, par value $0.001 per share (the "Common Stock") on a fully diluted basis as of December 31, 2019. On December 31, 2019, CIMA exercised its option to convert the Convertible Promissory Note into 1,757,478 shares of Common Stock of the Company. Upon the conversion of the Series B Preferred shares into common stock, CIMA received an additional 5 million shares pursuant to their anti-dilution warrant agreement.

The acquired intangible assets that consisted of perpetual software license had an estimated fair value of $9,000. The Company will amortize the intangible assets on a straight-line basis over their expected useful life of 60 months. Identifiable intangible assets were recorded as follows:

Asset	Amount	Life (months)
Intangible Assets	$9,000	60
Total	$9,000	60

Intangible assets with estimable useful lives are amortized over their respective estimated useful lives to their estimated residual values and reviewed periodically for impairment.

Amortization of intangible assets for each of the next five years and thereafter is expected to be as follows:

Year ended December 31,
2020	$1,800
2021	1,800
2022	1,800
2023	1,800
2024	1,800
Total	$9,000

Amortization expense was $1,350 and $0 for the periods ended September 30, 2020 and 2019, respectively. Amortization expense for each period is included in operating expenses.

Pursuant to the License Agreement, the Company shall pay CIMA annual fees for the maintenance and support services in accordance with the following schedule: (i) for the first (1st) calendar year from the Effective Date, $300 to be paid on June 30, 2020; (ii) for the second (2nd) calendar year from the Effective Date, $500 to be paid on December 31, 2020; (iii) for the third (3rd) calendar year from the Effective Date, $700 to be paid on December 31, 2021; (iv) for the fourth (4th) calendar year from the Effective Date, $1,000 to be paid on December 31, 2022; (v) for the fifth (5th) calendar year from the Effective Date, $640 to be paid on December 31, 2022; and (vi) for each calendar year thereafter, $640 to be paid on the anniversary date.

Amendments to Articles of Incorporation or Bylaws;

On August 21, 2020, in connection with the Special Meeting (as defined below), the Company filed with the Secretary of State of the State of Florida the Company's Amended and Restated Articles of Incorporation (the "Amended and Restated Articles") to, among other things, cause all outstanding shares of Series B Preferred Stock, par value $0.001 per share (the "Preferred Stock") to be converted into shares of the Company's common stock, par value $0.001 per share (the "Common Stock") on a one-to-one basis. Additionally, the Company amended and restated its bylaws (the "Amended and Restated Bylaws") to improve and enhance the Company's corporate governance guidelines, to simplify the Bylaws, and to provide the Company with the flexibility necessary to carry out its business plans.

Submission of Matters to a Vote of Security Holders

On August 17, 2020 a Special Meeting of the Shareholders of Cuentas was held (the "Special Meeting"). At the Special Meeting, the Company's shareholders approved the following two proposals:

First Proposal: The adoption of the Amended and Restated Articles in order to, effective as of the date the Amended and Restated Articles are filed with the Secretary of State of the State of Florida, cause all outstanding shares of Preferred B Stock to be converted into shares of Common Stock on a one-to-one basis (the "Articles Proposal"). The affirmative vote of a majority of each of the Common Stock holders and Preferred Stock holders, voting as a separate group was needed to pass the Articles Proposal.

Second Proposal: The adoption of the Amended and Restated Bylaws of the Company in order to improve and enhance the Company's corporate governance structure, to simplify the Bylaws and to provide the Company with the flexibility necessary to carry out its business plan (the "Bylaws Proposal"). The affirmative vote of a majority of the shares of Common Stock and Preferred Stock entitled to vote, voting as a single class, was required to pass the Bylaws Proposal.

Economic Injury Disaster Loan

On May 16, 2020, the Company executed the standard loan documents required for securing a loan (the "EIDL Loan") from the SBA under its Economic Injury Disaster Loan ("EIDL") assistance program in light of the impact of the COVID-19 pandemic on the Company's business. Pursuant to that certain Loan Authorization and Agreement (the "SBA Loan Agreement"), the principal amount of the EIDL Loan is $83, with proceeds to be used for working capital purposes. Interest accrues at the rate of 3.75% per annum and will accrue only on funds actually advanced. Installment payments, including principal and interest, are due monthly beginning May 16, 2021 (twelve months from the date of the SBA Note (defined below)) in the amount of $83. The balance of principal and interest is payable thirty years from the date of the SBA Note. In connection therewith, the Company received a $10 advance, which does not have to be repaid. In connection therewith, the Company executed (i) a note for the benefit of the SBA (the "SBA Note"), which contains customary events of default and (ii) a Security Agreement, granting the SBA a security interest in all tangible and intangible personal property of Maimon and Maimon, which also contains customary events of default (the "SBA Security Agreement").

In December 2019, a novel strain of coronavirus was reported to have surfaced in Wuhan, China, which has and is continuing to spread throughout China and other parts of the world, including the United States. On January 30, 2020, the World Health Organization declared the outbreak of the coronavirus disease (COVID-19) a "Public Health Emergency of International Concern." On January 31, 2020, U.S. Health and Human Services Secretary Alex M. Azar II declared a public health emergency for the United States to aid the U.S. healthcare community in responding to COVID-19, and on March 11, 2020 the World Health Organization characterized the outbreak as a "pandemic". A significant outbreak of COVID-19 and other infectious diseases could result in a widespread health crisis that could adversely affect the economies and financial markets worldwide, as well as our business and operations. The extent to which COVID-19 impacts our business and results of operations will depend on future developments, which are highly uncertain and cannot be predicted, including new information which may emerge concerning the severity of COVID-19 and the actions to contain COVID-19 or treat its impact, among others. If the disruptions posed by COVID-19 or other matters of global concern continue for an extensive period of time, our business and results of operations may be materially adversely affected.

GOING CONCERN

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. As of September 30, 2020, the Company had approximately $343 in cash and cash equivalents, approximately $3,846 in negative working capital and an accumulated deficit of approximately $24,543. These conditions raise substantial doubt about the Company's ability to continue as a going concern. Company's ability to continue as a going concern is dependent upon raising capital from financing transactions and revenue from operations. Management anticipates their business will require substantial additional investments that have not yet been secured. Management is continuing in the process of fund raising in the private equity and capital markets as the Company will need to finance future activities. These financial statements do not include any adjustments that may be necessary should the Company be unable to continue as a going concern.